World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	712,502,445.53	43,925
Yield Supplement Overcollateralization Amount at 11/30/13	11,136,323.73	0
Receivables Balance at 11/30/13	723,638,769.26	43,925
Principal Payments	27,138,190.94	1,369
Defaulted Receivables	1,386,908.29	65
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	10,540,337.39	0
Pool Balance at 12/31/13	684,573,332.64	42,491

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	9,571,289.38	788
Past Due 61-90 days	1,821,222.97	140
Past Due 91 + days	623,328.64	37
Total	12,015,840.99	965

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	820,868.65

Aggregate Net Losses/(Gains) - December 2013	566,039.64

Overcollateralization Target Amount	30,805,799.97
Actual Overcollateralization	30,805,799.97

Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	52.11

Flow of Funds	$ Amount

Collections	30,178,950.74
Advances	8,582.57
Investment Earnings on Cash Accounts	1,334.78
Servicing Fee	(603,032.31)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,585,835.78

Distributions of Available Funds
(1) Class A Interest	315,499.01
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,672,302.81
(7) Distribution to Certificateholders	2,580,182.78
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,585,835.78

Servicing Fee	603,032.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 12/16/13	680,439,835.48
Principal Paid	26,672,302.81
Note Balance @ 01/15/14	653,767,532.67

Class A-1
Note Balance @ 12/16/13	21,548,835.48
Principal Paid	21,548,835.48
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-2
Note Balance @ 12/16/13	275,000,000.00
Principal Paid	5,123,467.33
Note Balance @ 01/15/14	269,876,532.67
Note Factor @ 01/15/14	98.1369210%

Class A-3
Note Balance @ 12/16/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	270,000,000.00
Note Factor @ 01/15/14	100.0000000%

Class A-4
Note Balance @ 12/16/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	94,934,000.00
Note Factor @ 01/15/14	100.0000000

Class B
Note Balance @ 12/16/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	18,957,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	333,350.19
Total Principal Paid	26,672,302.81
Total Paid	27,005,653.00

Class A-1
Coupon	0.23000%
Interest Paid	4,130.19
Principal Paid	21,548,835.48
Total Paid to A-1 Holders	21,552,965.67

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	5,123,467.33
Total Paid to A-2 Holders	5,222,009.00

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3687947
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5083177
Total Distribution Amount	29.8771124

A-1 Interest Distribution Amount	0.0168579
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	87.9544305
Total A-1 Distribution Amount	87.9712884

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	18.6307903
Total A-2 Distribution Amount	18.9891236

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	99,061.74
Balance as of 12/31/13	107,644.31
Change	8,582.57

Reserve Account
Balance as of 12/16/13	2,311,742.39
Investment Earnings	110.67
Investment Earnings Paid	(110.67)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39